Securities, 424I - Securities, 424I: 1	Oct. 24, 2025 USD ($)
Securities, 424I Table
Fee Previously Paid	true
Security Class Title	Common Stock, par value $0.001 per share (1) (2)
Fee Rate	0.00014%
Amount of Registration Fee	$ 7,712.16